INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Biological assets
Beginning of the period			$ 57,313	$ 2,315,838
Initial recognition and changes in the fair value of biological assets at the point of harvest	$ 620,894	$ 2,040,559	972,371	4,183,387
Cost incurred during the period			2,307,025	44,620,053
Exchange differences				556,563
Decrease due to harvest/disposals			(1,293,058)	(29,476,648)
End of period	2,043,651	22,199,193	2,043,651	22,199,193
Soybean
Biological assets
Beginning of the period			0	54,162
Initial recognition and changes in the fair value of biological assets at the point of harvest			275,070	838,310
Cost incurred during the period			986,505	617,283
Exchange differences				11,119
Decrease due to harvest/disposals			(158,356)	(836,888)
End of period	1,103,219	683,986	1,103,219	683,986
Corn
Biological assets
Beginning of the period			0	27,646
Initial recognition and changes in the fair value of biological assets at the point of harvest			289,648	1,180,843
Cost incurred during the period			721,294	900,990
Exchange differences				5,674
Decrease due to harvest/disposals			(70,510)	(274,832)
End of period	$ 940,432	1,840,321	940,432	1,840,321
Wheat
Biological assets
Beginning of the period			44,413	22,311
Initial recognition and changes in the fair value of biological assets at the point of harvest			191,481	274,338
Cost incurred during the period			389,282	152,782
Exchange differences				4,579
Decrease due to harvest/disposals			(625,176)	(454,010)
Sunflower
Biological assets
Beginning of the period			0	0
Initial recognition and changes in the fair value of biological assets at the point of harvest			56,176	33,818
Cost incurred during the period			83,651	25,446
Decrease due to harvest/disposals			(139,827)	(14,816)
End of period		44,448		44,448
Barley
Biological assets
Beginning of the period			12,900	3,071
Initial recognition and changes in the fair value of biological assets at the point of harvest			159,996	133,001
Cost incurred during the period			126,293	76,727
Exchange differences				630
Decrease due to harvest/disposals			$ (299,189)	(213,429)
HB4 Soy
Biological assets
Beginning of the period				0
Initial recognition and changes in the fair value of biological assets at the point of harvest				684,820
Cost incurred during the period				18,864,341
Exchange differences				81,277
End of period		$ 19,630,438		19,630,438
HB4 Wheat
Biological assets
Beginning of the period				2,208,648
Initial recognition and changes in the fair value of biological assets at the point of harvest				1,038,257
Cost incurred during the period				23,982,484
Exchange differences				453,284
Decrease due to harvest/disposals				$ (27,682,673)